Other Acquisitions	6 Months Ended
Jun. 30, 2011
Other Acquisitions
Other Acquisitions

NOTE 3—OTHER ACQUISITIONS

The following is a summary of the Company's other significant acquisition activities. The operating results of the acquired businesses have been included in the accompanying unaudited condensed consolidated financial statements of the Company from the respective acquisition dates. The purchase price of the acquired businesses and acquired leased facilities resulted from negotiations with each of the sellers that were based upon both the historical and expected future cash flows of the respective businesses and real estate values. All of these acquisitions were financed through borrowings under the Company's former revolving credit facility. Unaudited pro formas related to acquired new businesses have not been presented because the acquisitions are not material, either individually or in the aggregate, to the Company's consolidated financial statements.

In April 2011, the Company acquired a home health company for $9.5 million, which included $0.1 million of property and equipment, $7.5 million of goodwill and $1.9 million of identifiable intangible assets.

In March 2011, the Company acquired the real estate of a previously leased hospital for $8.0 million. Annual rent associated with the hospital aggregated $0.9 million.

In March 2010, the Company acquired a combined nursing and rehabilitation center and assisted living facility for $16.6 million, which included $0.2 million of goodwill, $2.2 million of identifiable intangible assets and $14.2 million of property and equipment and other assets.

In January 2010, the Company acquired the real estate of two previously leased hospitals and two previously leased nursing and rehabilitation centers for $31.1 million in cash and $2.4 million in unamortized prepaid rent. Annual rents associated with these four facilities aggregated $2.9 million.

The fair value of each of the acquisitions noted above was measured primarily using discounted cash flow methodologies which are considered Level 3 (as described in Note 12) inputs.